EV MARATHON WORLDWIDE HEALTH SCIENCES FUND

                Supplement to Statement of Additional Information
                               dated March 1, 1997


         The attached replaces the financial statements included in this Statement of Additional Information.

         Registrant incorporates by reference the financial statements that were electronically filed with the Securities and Exchange Commission on April 30, 1997 (Accession No. 0000950156-97-000418).


May 2, 1997